Share-Based Payments - Reconciliation of Outstanding Share-Options (Details)	12 Months Ended
	Dec. 31, 2024 shares € / shares	Dec. 31, 2023 shares € / shares
Weighted average exercise price (€)
Weighted average share price (in euros per share) | € / shares	€ 83.45	€ 96.49
LTI 2020 program
Share options outstanding
Beginning balance, share options (in shares)	230,905	235,305
Forfeited, share options (in shares)	(4,541)	(4,400)
Granted, share options (in shares)	0
Cash-settled option rights, exercised (in shares)	225,201
Ending balance, share options (in shares)	1,163	230,905
thereof vested (in shares)	1,163
thereof un-vested (in shares)	0
LTI 2021 program
Share options outstanding
Beginning balance, share options (in shares)	101,111	104,608
Forfeited, share options (in shares)	(2,332)	(3,497)
Granted, share options (in shares)	0
Cash-settled option rights, exercised (in shares)	0
Ending balance, share options (in shares)	98,779	101,111
thereof vested (in shares)	75,920
thereof un-vested (in shares)	22,859
LTI 2022 program
Share options outstanding
Beginning balance, share options (in shares)	379,969	396,110
Forfeited, share options (in shares)	(12,507)	(16,141)
Granted, share options (in shares)	0
Cash-settled option rights, exercised (in shares)	0
Ending balance, share options (in shares)	367,462	379,969
thereof vested (in shares)	187,812
thereof un-vested (in shares)	179,650
Employee Stock Ownership Plan
Share options outstanding
Beginning balance, share options (in shares)	17,799	57,584
Cash-settled option rights, exercised (in shares)	7,725	39,785
Ending balance, share options (in shares)	10,074	17,799
thereof vested (in shares)	10,074
thereof un-vested (in shares)	0
Number of ordinary shares underlying options
Beginning balance, number of ordinary shares underlying options (in shares)	320,393	1,036,514
Exercised, number of ordinary shares underlying options (in shares)	(139,053)	(716,121)
Ending balance, number of ordinary shares underlying options (in shares)	181,340	320,393
thereof vested, number of ordinary shares underlying options (in shares)	181,340
thereof un-vested, number of ordinary shares underlying options (in shares)	0
Weighted average exercise price (€)
Beginning balance, weighted-average exercise price (in euros per share) | € / shares	€ 11.24	€ 11.10
Exercised, weighted-average exercise price (in euros per share) | € / shares	10.14	11.04
Ending balance, weighted-average exercise price (in euros per share) | € / shares	12.08	€ 11.24
thereof vested, weighted-average exercise price (in euros per share) | € / shares	12.08
thereof un-vested, weighted-average exercise price (in euros per share) | € / shares	€ 0